BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

14.BORROWINGS

	December 31, 2023	December 31, 2022
	$	$
Opening balance	1,988	2,129
Repayments	(282)	(208)
Interest	52	67
Ending balance	1,758	1,988
Current portion	480	225
Non-current portion	1,278	1,763

On January 29, 2021, the Company financed the purchase of a land located in Bécancour, Québec, through a financing agreement with the vendor, for a total of $1,137. The financed portion bears interest at 8% per annum and shall be repaid by December 2025. The Company may pay the balance of principal, in whole or in part, at any time without penalty.

During March 2021, the Company received $1,350 as part of a repayable contribution agreement with the Canada Economic Development for Quebec Regions. This contribution agreement bears no interest and is repayable in 60 equal monthly installments starting October 2023. The loan was measured at the present value of all future payments discounted using a 5.50% interest rate, thus resulting in a loan valued at $1,025. The difference between the carrying value of the contribution and the discounted loan value was recognized as a grant of $325. Also, during December 2021, the Company received the remaining $150, which was measured at the present value using the same interest rate, thus resulting in a loan valued at $119. The difference between the carrying value of the contribution and the discounted loan value was recognized as a grant of $31.